UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10141

Exact name of registrant as specified in charter:  Davis Park Series Trust

Address of principal executive offices:  1302 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Name and address of agent for service:  ALPS Mutual Funds Services Inc., 1625 Broadway Suite 2200, Denver, CO, 80202

Registrant’s telephone number, including area code:  510-522-3336

Date of fiscal year end: June 30

Date of reporting period:  July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record.

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

July 28, 2004	Bally Total Fitness Holding Corp	BFT	05873K108	Directors	Declassify Board of Directors	Separate CEO & board Chairman	Remove Stockholer rights	Declassify Board of Directors
				Issuer Proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted for	Voted for
				For management	Against management	For management	Against management	Against management

Other Matters
Issuer Proposal
Voted for
For management

October 20, 2004	Winn-Dixie Stores, Inc.	WIN	974280109	Directors	Independent Auditors	Shareholder Proposal
				Issuer Proposal	Issuer Proposal	Shareholder proposal
				Voted for	Voted for	Voted for
				For management	For management	Against management

November 9, 2004	Grubb & Ellis Company	GBE	400095204	Directors
Issuer Proposal
Voted for
For management

December 16, 2004	Autozone Inc.	AZO	053332102	Directors	2005 Executive Incentive Compensation Plan	Independent Public Accountants
				Issuer Proposal	Issuer Proposal	Issuer Proposal
				Voted for	Voted for	Voted for
				For management	For management	For management

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

January 27, 2005	Costco Wholesale Corporation	COST	22160K105	Directors	Amendment to 2002 Stock Incentive Plan	Adopt Vendor Code of Conduct	Policy for land procurement & use	Selection of independent auditors
				Issuer Proposal	Issuer Proposal	Shareholder proposal	Shareholder proposal	Issuer Proposal
				Voted for	Abstain	Voted against	Voted against	Voted for
				For management	Abstain	For management	For management	For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Davis Park Series Trust

By (Signature and Title):*		/s/ Nicholas Gerber

Nicholas Gerber, President

Date:	August 31, 2005